CARTER LEDYARD & MILBURN
  2 Wall Street
  New York, New York  10005
  (212)732-3200

  July 19, 2000

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, D.C. 20549

  Re: PaineWebber Pathfinders Trust,
      Treasury and Growth Stock Series 18
      File #33-63305
      Rule 497J Filing

  Dear Sir/Madam:
  On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 19, 2000.

  Very truly yours,
  /s/ Kathleen H. Moriarty, Esq.
      Kathleen H. Moriarty, Esq.
  cc: Patricia Mengiste